COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7:-    COMMITMENTS AND CONTINGENCIES

a.      Royalty commitments:

1.      The Company receives research and development grants from the OCS. In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3.5% from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR rate.

The total research and development grants that the Company has received from the OCS as of December 31, 2014 were $36,685. The accumulated interest as of December 31, 2014 was $12,709. As of December 31, 2014, the accumulated royalties paid to the OCS were $10,918. Accordingly, the Company's total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $38,476 as of December 31, 2014.

Royalty expenses relating to the OCS grants included in cost of sales for the years ended December 31, 2014, 2013 and 2012 were $827, $706 and $562, respectively.

In May 2010, the Company received a notice from the OCS regarding alleged miscalculations in the amount of royalties paid by the Company to the OCS for the years 1992-2009 and the revenues basis of which the Company has to pay royalties. The Company believes that all royalties due to the OCS from the sale of products developed with funding provided by the OCS during such years were properly paid or were otherwise accrued. During 2011, the Company reviewed with the OCS alleged miscalculation differences and since then await further instructions. The Company assessed the merits of the aforesaid arguments raised by the OCS and recorded liability for an estimated loss respectively.

2.       According to the Company's agreements with the Israel-U.S Bi-National Industrial Research and Development Foundation ("BIRD-F"), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of BIRD-F's grant (linked to the United States Consumer Price Index) relating to such products. The last funds from the BIRD-F were received in 1996. In the event the Company does not generate sales of products developed with funds provided by BIRD-F, the Company is not obligated to pay royalties or repay the grants.

The total research and development funds that the Company has received from the BIRD-F were $340. As of December 31, 2014, the Company is required to pay royalties up to an amount of $789, including linkage to the United States Consumer Price Index (CPI).

As of December 31, 2014, the accumulated royalties paid to the BIRD-F including linkage to the CPI were $434. Accordingly, the Company's total commitment with respect to royalty-bearing participation received, net of royalties paid, amounted to $355 as of December 31, 2014.

Starting 2003 the Company has not generated sales of products developed with the funds provided by BIRD-F, therefore the Company is not obligated to pay royalties or repay the grant since that date.

3.      In April 2012, the Israeli Ministry of Economy, commerce and labor approved the Company's application for participation in funding the setting up of the Company's Indian subsidiary as part of a designated grants plan for the purpose of setting up and establishing a marketing agency in India. The grant is intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India, based on the approved budget for the plan over a period of 3 years.

The Company is obligated to pay to the Israeli Ministry of Economy, commerce and labor royalties of 3% on sales in the target market over a period of five years but not more than the total linked amount of the grant received.

The total marketing grants that the Company has received from the Ministry of Economy, commerce and labor as of December 31, 2014 were in the amount of $314. As of December 31, 2014, no liability was accrued.

b.      Operating leases:

Premises occupied by the Company and its subsidiaries are rented under various rental agreements, part of which are with related parties (see also Note 11). The rental agreements for the premises of the Company and its subsidiaries expire up to November 14, 2017.

Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2014, are (in the aggregate) and for each succeeding fiscal year below:

As of December 31, 2014:

2015	$601
2016	519
2017	523

Total	$1,643

Total lease expenses (net of sublease income from premises under sublease agreements) amounted to $883, $941 and $1,056 for the years ended December 31, 2014, 2013 and 2012, respectively.

c.      Bank guarantee:

As of December 31, 2014, the Company established a guarantee to the Israeli customs amounted to $ 32 which expires on April 30, 2015.

d.      Pledge:

The Company pledged and granted to a commercial bank a first priority floating charge on all of our assets, and a first priority fixed charge on certain other assets in connection to various services received from time to time from the commercial bank. The Pledge contains a number of customary restrictive terms and covenants that limit the Company operating flexibility, such as (1) limitations on the creation of additional liens and on the sale or transfer of certain Company assets, and (2) the ability of the bank to accelerate repayment upon the occurrence of certain events, such as breach of covenants, liquidation, or a reduction in joint ownership of certain principal shareholders of the Company below 30% or the equity below 32% with respect to the balance sheet's total. As of December 31, 2014, the Company has no financial obligations. In addition, as of the date of the consolidated financial statements the Company met all of the requirements of the restrictive terms and covenants of the pledge and expects to continue to meet them in the foreseeable future.